Debt - Narrative (Details)										3 Months Ended	12 Months Ended
	Nov. 08, 2018	Oct. 03, 2018	Sep. 21, 2018	Sep. 13, 2018	Sep. 11, 2018	Jun. 21, 2018	Dec. 22, 2015	Jul. 29, 2015	Jan. 30, 2015	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)
Debt Instrument [Line Items]
Unsecured Debt, Current										$ 73,600,000	$ 73,600,000
Senior Notes, net										$ 0	$ 0	$ 72,726,000
Document Period End Date											Dec. 31, 2018
Write off of deferred financing costs											$ 0	$ 470,000	$ 3,781,000
Number of credit agreements										12	12
Echo refinancing										$ 19,000,000	$ 19,000,000
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period												4.26%
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period												5.76%
Senior Notes
Debt Instrument [Line Items]
Senior Notes, net										$ 73,625,000	$ 73,625,000	$ 73,625,000
Secured Debt
Debt Instrument [Line Items]
Number of credit agreements										7	7
Percentage of the value any new Equity Issues after December 31, 2013												25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth												50.00%
Minimum liquidity												$ 25,000,000.0
Minimum liquidity per owned vessels												$ 700,000
Minimum Fair value of the collateral of each credit facility											140.00%
Maximum Fair value of the collateral of each credit facility											150.00%
Debt Instrument, Covenant Compliance												the Company was in compliance with all the financial covenants of each of its credit facilities and finance leases.
Long-term Debt, Gross										$ 767,365,000	$ 767,365,000	$ 656,998,000
Secured Debt | Minimum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital												0.60
Consolidated Net worth required												$ 100,000,000.0
Secured Debt | Maximum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital												1.00
Consolidated Net worth required												$ 500,000,000.0
Secured Debt | From the Quarter ending March 31, 2019 until and including the Quarter ending June 30, 2019
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense												100.00%
Secured Debt | From the quarter ending June 30, 2019 until the quarter ending September 30,2019 | Minimum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense												250.00%
Secured Debt | From the quarter ending June 30, 2019 until the quarter ending September 30,2019 | Maximum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense												100.00%
Secured Debt | For Each Quarter Thereafter | Minimum
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense												250.00%
Secured Debt | For Each Quarter Thereafter | Maximum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense												100.00%
$42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description									6 years from each drawdown
Number of vessels										1	1
Line of Credit Facility, Commitment Fee Percentage									1.12%
Long-term Debt, Gross										$ 14,105,000	$ 14,105,000	$ 22,354,000
Senior Notes | Unsecured Debt
Debt Instrument [Line Items]
Senior Notes, net														$ 8,600,000	$ 65,000,000.0
Debt Instrument, Interest Rate, Stated Percentage															7.50%
Debt Instrument, Redemption Price, Percentage													100.00%
Debt Instrument, Sinking Fund Description													No sinking fund is provided for the Senior Notes
Senior Notes, Denomination															$ 25.00
Repurchase price of Notes (as a percentage)													101.00%
Maximum net borrowings allowed as a percentage to total assets										70.00%	70.00%
Minimum Net Worth Required for Compliance										$ 500,000,000.0	$ 500,000,000.0
Senior Notes repurchase, remaining authorized amount													$ 20,000,000
Senior Notes | Unsecured Debt | Maximum [Member]
Debt Instrument [Line Items]
Authorized repurchase of outstanding Senior Notes													$ 20,000,000.0
$12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description						June 15, 2023
Line of Credit Facility, Maximum Borrowing Capacity										$ 12,800,000	$ 12,800,000
line of credit facility, percent of FMV borrowing capacity										50.00%	50.00%
Debt Instrument, Basis Spread on Variable Rate						2.40%
Line of Credit Facility, Commitment Fee Percentage						0.96%
Long-term Debt, Gross										$ 12,325,000	$ 12,325,000	0
$60.0 Million Credit Facility [Member] [Member] | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 60,000,000	$ 60,000,000
Number of vessels refinanced										4
line of credit facility, percent of FMV borrowing capacity										60.00%	60.00%
Final Maturity Date											5 years
Debt Instrument, Basis Spread on Variable Rate					2.25%
$30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description				September 18, 2023
Line of Credit Facility, Maximum Borrowing Capacity										$ 30,000,000	$ 30,000,000
Number of vessels refinanced											2
Final Maturity Date											5 years
Debt Instrument, Basis Spread on Variable Rate				2.20%
Line of Credit Facility, Commitment Fee Percentage				0.88%
Long-term Debt, Gross										29,420,000	$ 29,420,000	0
$184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description			September 21, 2023
Line of Credit Facility, Maximum Borrowing Capacity										$ 184,000,000	$ 184,000,000
Number of vessels refinanced											12
line of credit facility, percent of FMV borrowing capacity										60.00%	60.00%
Final Maturity Date											5 years
Maximum Term Loan Portion of Credit Line										$ 104,000,000	$ 104,000,000
Maximum Revolving Portion of Credit Line										80,000,000	80,000,000
Debt Instrument, Basis Spread on Variable Rate			2.40%
Line of Credit Facility, Commitment Fee Percentage			0.96%
Long-term Debt, Gross										180,229,000	180,229,000	0
$34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description		October 3, 2025
Line of Credit Facility, Maximum Borrowing Capacity										$ 34,000,000	$ 34,000,000
line of credit facility, percent of FMV borrowing capacity										63.00%	63.00%
Maximum Term Loan Portion of Credit Line										$ 17,000,000	$ 17,000,000
Maximum Revolving Portion of Credit Line										17,000,000	17,000,000
Debt Instrument, Basis Spread on Variable Rate		2.35%
Line of Credit Facility, Commitment Fee Percentage		1.175%
Long-term Debt, Gross										34,000,000	34,000,000	0
$90.0 Million Credit Facility [Member] [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description									five years
Line of Credit Facility, Maximum Borrowing Capacity										$ 90,000,000	$ 90,000,000
line of credit facility, percent of FMV borrowing capacity										60.00%	60.00%
Debt Instrument, Basis Spread on Variable Rate	2.35%
$60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description					September 14, 2023
Debt Instrument, Basis Spread on Variable Rate					2.25%
Line of Credit Facility, Commitment Fee Percentage					0.90%
Long-term Debt, Gross										$ 58,797,000	$ 58,797,000	0
$330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description								July 29, 2021
Number of vessels										4	4
Line of Credit Facility, Commitment Fee Percentage								1.17%
Long-term Debt, Gross										$ 140,677,000	$ 140,677,000	247,876,000
$409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 409,000,000	$ 409,000,000
Number of vessels										8	8
Long-term Debt, Gross										$ 0	$ 0	174,443,000
$12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description							December 22, 2020
Number of vessels										0	0
Line of Credit Facility, Commitment Fee Percentage							0.00%
Long-term Debt, Gross										$ 9,400,000	$ 9,400,000	10,183,000
$27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description							5 years from each drawdown
Number of vessels										0	0
Line of Credit Facility, Commitment Fee Percentage							1.18%
Long-term Debt, Gross										$ 9,008,000	$ 9,008,000	18,213,000
$67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										67,500,000	67,500,000
Long-term Debt, Gross										$ 0	$ 0	$ 40,461,000
Ultramax | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels										0	0
Ultramax | $12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										0	0
Ultramax | $30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										0	0
Ultramax | $184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										6	6
Ultramax | $34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										0	0
Ultramax | $90.0 Million Credit Facility [Member] [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										6	6
Ultramax | $60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels covered by credit facility										2	2
Number of vessels										2	2
Ultramax | $330 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels										9	9
Ultramax | $409 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels										7	7
Ultramax | $12.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels										1	1
Ultramax | $27.3 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels										1	1
Ultramax | $67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels covered by credit facility										2	2
Kamsarmax | $12.8 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										1	1
Kamsarmax | $30.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										2	2
Kamsarmax | $184.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										6	6
Kamsarmax | $34.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										2	2
Kamsarmax | $60.0 Million Credit Facility [Member] | Secured Debt
Debt Instrument [Line Items]
Number of vessels										2	2
Kamsarmax | $67.5 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Number of vessels										2	2
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement											five-year
SB Hermes [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Daily Rental Payments											$ 5,850.0
Length of bareboat charter agreement											five-year
SBI Tango [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Daily Rental Payments											$ 5,400.0
Length of bareboat charter agreement											five-year
SBI Echo [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Daily Rental Payments											$ 5,400.0
SBI Rumba | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments											$ 164,250.0
Length of bareboat charter agreement											nine and a half year
Optional period to extend Bareboat Charter											6 months
Period of time asset can be repurchased												5 years
SBI Echo [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities											$ 19,000,000
SB Hermes [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities											20,500,000
SBI Tango [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities											$ 19,000,000
SBI Rumba
Debt Instrument [Line Items]
Number of Assets sale leaseback										1	1
Net Proceeds, Financing Activities											$ 19,600,000
SBI Rumba | $42 Million Credit Facility | Secured Debt
Debt Instrument [Line Items]
Term of Bareboat Charter Agreement												9 years 6 months